                                               ---------------------------------
                                                          OMB APPROVAL
                                               ---------------------------------
                                               OMB Number: 3235-0006
                                               Expires: February 28, 1997
                                               Estimated average burden
                                               Hours per response..........24.60
                                               ---------------------------------
                                               ---------------------------------
                                                         SEC USE ONLY
                                               ---------------------------------

                                               ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes      60 State Street      Boston,      MA           02109
--------------------------------------------------------------------------------
Business Address       (Street)             (City)       (State)      (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATENTION -----------------------------------

           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                        complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of May, 2005.


                              Kurt F. Somerville
                              --------------------------------------------------
                              (Name of Institutional Investment Manager)


                              --------------------------------------------------
                              (Manual Signature of Person Duly Authorized
                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                         13F File No.:
---------------------------   -------------   ---------------------------   -------------
1. Brian C. Broderick (12)*   28-11136        6. Lawrence T. Perera         28-06167
---------------------------   -------------   ---------------------------   -------------
2. Michael B. Elefante        28-06281        7. Michael J. Puzo            28-06165
---------------------------   -------------   ---------------------------   -------------
3. Timothy F. Fidgeon         28-06169        8.
---------------------------   -------------   ---------------------------   -------------
4. Roy A. Hammer              28-5798         9.
---------------------------   -------------   ---------------------------   -------------
5. Stephen W. Kidder (35)*    28-11134        10.
---------------------------   -------------   ---------------------------   -------------

* Refers to manager number on attached detail in Item 7.

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
ABBOTT LABS                       COMMON STOCK              002824100    1829555      39244          xx                  35262
                                                                                                     xx    12              632
                                                                                                     xx    35             3350

ALBERTO CULVER CO                 COMMON STOCK               13068101     338610       7075          xx                   5175
                                                                                                     xx    12              600
                                                                                                     xx    35             1300

ALCOA INC                         COMMON STOCK              013817101     243120       8000          xx                   8000

AMAZON NOTE CONV SUB DEB          CONV. CORPORATE BONDS     023135AF3    1334378    1347857          xx                1117857
                                                                                                     xx    12            60000
                                                                                                     xx    35           170000

AMERICAN EXPRESS CO               COMMON STOCK              025816109     240668       4685          xx                   4685

AMERICAN INTERNATIONAL GROUP      COMMON STOCK              026874107     631231      11392          xx                  10042
INC.                                                                                                 xx    35             1350

AMGEN INC.                        COMMON STOCK              031162100    2542380      43676          xx                  35676
                                                                                                     xx    12              800
                                                                                                     xx    35             7200

ANALOG DEVICES, INC.              COMMON STOCK              032654105    1560345      43175          xx                  36675
                                                                                                     xx    12             1500
                                                                                                     xx    35             5000

APTARGROUP INC                    COMMON STOCK              038336103    1642776      31604          xx                  25454
                                                                                                     xx    12              650
                                                                                                     xx    35             5500

AUTOMATIC DATA PROCESSING         COMMON STOCK              053015103    1153822      25669          xx                  18367
                                                                                                     xx    12              600
                                                                                                     xx    35             6702

AVERY DENNISON CORP.              COMMON STOCK              053611109    1402591      22648          xx                  17598
                                                                                                     xx    12             1400
                                                                                                     xx    35             3650

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
BP PLC ADR                        COMMON STOCK              055622104    4323010      69279          xx                  57790
                                                                                                     xx    12             2422
                                                                                                     xx    35             9067

BANK OF AMERICA CORP.             COMMON STOCK              060505104     651225      14767          xx                  11367
                                                                                                     xx    35             3400

BEA SYSTEMS INC.                  CORPORATE BONDS           073325AD4    3325635    3372000          xx                2762000
                                                                                                     xx    12           150000
                                                                                                     xx    35           460000

BERKSHIRE HATHAWAY INC.           CLASS A                   084670108     870000         10          xx                     10

BERKSHIRE HATHAWAY INC.           CLASS B                   084670207     602616        211          xx                    211

BIOMET INC                        COMMON STOCK              090613100    1078618      29714          xx                  24814
                                                                                                     xx    12              700
                                                                                                     xx    35             4200

BOEING COMPANY                    COMMON STOCK              097023105     227994       3900          xx                   2300
                                                                                                     xx    35             1600

BOTTOMLINE TECHNOLOGIES INC.      COMMON STOCK              101388106     197055      15100          xx                  14700
                                                                                                     xx    12              400

BRISTOL-MYERS SQUIBB CO.          COMMON STOCK              110122108     417569      16401          xx                  16001
                                                                                                     xx    12              200
                                                                                                     xx    35              200

BURLINGTON NORTHERN SANTA FE      COMMON STOCK              12189T104     526788       9768          xx                   9768
CORP

BURLINGTON RESOURCES INC.         COMMON STOCK              122014103     611455      12212          xx                  12212

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
CANADIAN NATIONAL RAILWAY CO.     COMMON STOCK              136375102    2441360      38562          xx                  31637
                                                                                                     xx    12              875
                                                                                                     xx    35             6050

CHEVRONTEXACO CORP.               COMMON STOCK              166764100    2582142      44283          xx                  42615
                                                                                                     xx    35             1668

CISCO SYS INC.                    COMMON STOCK              17275R102     815730      45597          xx                  38349
                                                                                                     xx    12              300
                                                                                                     xx    35             6948

COCA COLA CO.                     COMMON STOCK              191216100     428951      10294          xx                  10294

COGNEX                            COMMON STOCK              192422103     229095       9208          xx                   8558
                                                                                                     xx    12              250
                                                                                                     xx    35              400

COMCAST CORP.                     SPL A                     20030N200     266517       7970          xx                   7970

DIEBOLD INC.                      COMMON STOCK              253651103     210405       3836          xx                   3836

DOW CHEMICAL CO.                  COMMON STOCK              260543103     303935       6097          xx                   6097

DOW JONES & CO INC                COMMON STOCK              260561105     783313      20961          xx                  20961

DOW JONES & CO INC                CLASS B (RESTRICTED)      260561204    3107316      83150          xx                  83150

E I DU PONT DE NEMOURS & CO.      COMMON STOCK              263534109     760914      14850          xx                  14200
                                                                                                     xx    35              650

E M C CORP.                       COMMON STOCK              268648102     872478      70818          xx                  63568
                                                                                                     xx    12             1200
                                                                                                     xx    35             6050

EATON VANCE CORP.                 COMMON STOCK              278265103     260184      11100          xx                  11100

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
EMERSON ELECTRIC CO.              COMMON STOCK              291011104    2156520      33213          xx                  27838
                                                                                                     xx    12             1275
                                                                                                     xx    35             4100

ENCANA CORP.                      COMMON STOCK              292505104    3414032      48481          xx                  41481
                                                                                                     xx    12             1800
                                                                                                     xx    35             5200

EXXON MOBIL CORP.                 COMMON STOCK              30231G102    7218156     121110          xx                 109032
                                                                                                     xx    12             2600
                                                                                                     xx    35             9478

FUEL CELL ENERGY INC.             COMMON STOCK              35952H106     375747      37650          xx                  32850
                                                                                                     xx    35             4800

GANNETT CO.                       COMMON STOCK              364730101     264918       3350          xx                   3350

GENERAL ELECTRIC CO.              COMMON STOCK              369604103    1923729      53348          xx                  50298
                                                                                                     xx    35             3050

HELMERICH & PAYNE INC.            COMMON STOCK              423452101     405830      10225          xx                   9125
                                                                                                     xx    12              500
                                                                                                     xx    35              600

I M S HEALTH INC.                 COMMON STOCK              449934108     242681       9950          xx                   9950

ILLINOIS TOOL WORKS INC.          COMMON STOCK              452308109     219349       2450          xx                    450
                                                                                                     xx    35             2000

INTEL CORPORATION                 COMMON STOCK              458140100    3314944     142701          xx                 119118
                                                                                                     xx    12             1400
                                                                                                     xx    35            22183

INTL BUSINESS MACHINES            COMMON STOCK              459200101    1606004      17575          xx                  17575

INTERNATIONAL PAPER CO.           COMMON STOCK              460146103     294320       8000          xx                   8000

IVAX CORP                         CORPORATE BONDS           465823AG7    3376215    3372000          xx                2852000
                                                                                                     xx    12            60000
                                                                                                     xx    35           460000

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
JEFFERSON-PILOT CORP.             COMMON STOCK              475070108    3731773      76081          xx                  64044
                                                                                                     xx    12             1650
                                                                                                     xx    35            10387

JOHNSON & JOHNSON                 COMMON STOCK              478160104    4294815      63949          xx                  53549
                                                                                                     xx    12              800
                                                                                                     xx    35             9600

KOPIN                             COMMON STOCK              500600101     100300      32671          xx                  28071
                                                                                                     xx    12             2500
                                                                                                     xx    35             2100

ELI LILLY & CO.                   COMMON STOCK              532457108     500525       9607          xx                   9607

THE MCCLATCHY CO                  COMMON STOCK              579489105     233604       3150          xx                   3150

MERCK & CO. INC.                  COMMON STOCK              589331107    1950908      60269          xx                  52757
                                                                                                     xx    12              600
                                                                                                     xx    35             6912

MICROSOFT CORP.                   COMMON STOCK              594918104    1513115      62603          xx                  53085
                                                                                                     xx    12              800
                                                                                                     xx    35             8718

NOKIA CORP ADR A                  COMMON STOCK              654902204     790124      51207          xx                  43507
                                                                                                     xx    12             1400
                                                                                                     xx    35             6300

NUVEEN PFD & CONV INCOME FUND 2   MUTUAL FUNDS              67073D102     127600      10000          xx                   6000
                                                                                                     xx    12             4000

ORACLE CORP.                      COMMON STOCK              68389X105     493784      39566          xx                  32366
                                                                                                     xx    12              400
                                                                                                     xx    35             6800

PEPSICO INC.                      COMMON STOCK              713448108    1274735      24038          xx                  20538
                                                                                                     xx    35             3500

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
PFIZER INC.                       COMMON STOCK              717081103    1278403      48664          xx                  40364
                                                                                                     xx    12              200
                                                                                                     xx    35             8100

PROCTER & GAMBLE CO.              COMMON STOCK              742718109    2163407      40819          xx                  35419
                                                                                                     xx    35             5400

ROYAL DUTCH PETROLEUM CO          NY REG SHS                780257804     210140       3500          xx                   2100
                                  PAR N GLDR 1.25                                                    xx    35             1400

SCHLUMBERGER LTD                  COMMON STOCK              806857108     205943       2922          xx                   2747
                                                                                                     xx    12              175

SEPRACOR INC                      COMMON STOCK              817315104     227114       3956          xx                   3756
                                                                                                     xx    35              200

J M SMUCKER CO NEW                COMMON STOCK              832696405    2102188      41793          xx                  35093
                                                                                                     xx    12             1600
                                                                                                     xx    35             5100

SNAP ON INC                       COMMON STOCK              833034101     696042      21895          xx                  17445
                                                                                                     xx    35             4450

STATE STREET CORP.                COMMON STOCK              857477103    1159105      26512          xx                  22412
                                                                                                     xx    12             1400
                                                                                                     xx    35             2700

3 M COMPANY                       COMMON STOCK              88579Y101    2619886      30574          xx                  24643
                                                                                                     xx    12              700
                                                                                                     xx    35             5231

U S BANCORP                       COMMON STOCK              902973304     426536      14800          xx                  14800

UNION PACIFIC CORP.               COMMON STOCK              907818108     317623       4557          xx                   4557

WELLS FARGO & CO. (NEW)           COMMON STOCK              949746101     340202       5689          xx                   5689

WYETH                             COMMON STOCK              983024100     833603      19763          xx                  16447
                                                                                                     xx    35             3316

AS OF: MARCH 31, 2005               FORM 13F      SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                                   ITEM 5:    ITEM 6:             VOTING AUTHORITY
                                                             ITEM 3:    ITEM 4:   SHARES OR  INVESTMENT          ------------------
             ITEM 1:                       ITEM 2:            CUSIP   FAIR MARKET PRINCIPAL  DISCRETION  ITEM 7:  (A)    (B)    (C)
          NAME OF ISSUER                TITLE OF CLASS        NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES  NONE
--------------------------------- ------------------------- --------- ----------- --------- ----------- -------- ------------------
INGERSOLL RAND LTD. CL A          COMMON STOCK              G4776G101     465953       5850          xx                   5850

TOTAL:                                                                91,683,654